INCOME TAXES	12 Months Ended
Dec. 31, 2019
INCOME TAXES
INCOME TAXES
17.	INCOME TAXES
The Group is subject to different income tax rates in various countries and jurisdictions under laws and relevant interpretations depending on the place of formation. Under the current laws of the Cayman Islands, the British Virgin Islands and Seychelles,
companies
are not subject to tax on income or capital gain.
Under the current laws of Singapore, companies are subject to Singapore corporate income tax at a rate of 17%. Under the current laws of German
y,
 companies are subject to income tax at a
standard
rate of

15% (15.825% including solidarity surcharge), plus municipal trade tax of 7%-17%. Companies established in Japan are subject to Japan corporate income tax at a rate of 23.2% (
30%
-34% including local taxes).

Companies established in Hong Kong are subject to Hong Kong profit tax at a rate of

16.5
%
. Companies established in Taiwan are subject to Taiwan corporate income tax at a rate of 20%.

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), which was effective from January 1, 2008, domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25
%, and the industries and projects that are encouraged and supported by the State may enjoy tax preferential treatment.

Jizhu
Information and Technology (Shanghai) Co., Ltd. (“
Jizhu
Shanghai”), which once called
Mengguang
Information and Technology (Shanghai) Co., Ltd, is a recognized software development entity located in Shanghai of PRC.
Jizhu
Shanghai is entitled to a
two-year
exemption and
three
-year
50
% reduction tax holiday starting from the first profit making year after absorbing all prior years’ tax losses, and has entered into the first tax profitable year in 2014. Therefore, it applied tax exemption from 2014 to 2015, and tax rate of
12.5
% from 2016 to 2018. In November 2018,
Jizhu
Shanghai was qualified as high and new tech enterprise, resulting
Jizhu
Shanghai subject to a reduced tax rate of
15
% in 2019.
Tax expense (benefit) is comprised of the following:

	Years Ended December 31,
	2017	2018	2019
Current Tax	436	660	678
Deferred Tax	(79)	(91)	(38)

Total	357	569	640

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Years Ended December 31,
	2017	2018	2019
PRC statutory tax rate	25%	25%	25%
Tax effect of non-deductible expenses and non-taxable income in determining taxable profit	1%	15%	(3	) %
Effect of different tax rate of group entities operating in other jurisdictions	1%	4%	1%
Effect of change in valuation allowance	—	(1)%	2%
Effect of tax holiday	(1)%	(3)%	(2	) %
Effect of cash dividends	(1)%	5%	4%
Effect of disposal of subsidiary	—	1%	—
Effect of excess tax benefit of rewards	(3)%	(5)%	(2	) %

Effective tax rate	22%	41%	25%

The aggregate amount and per share effect of the tax holidays are as follows:

	Years Ended December 31,
	2017	2018	2019
Aggregate amount	24	31	45
Per share effect—basic	0.09	0.11	0.16
Per share effect—diluted	0.08	0.10	0.15

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2018 and 2019 are as follows:

	As of December 31,
	2018	2019
Deferred tax assets:
Net loss carryforward	181	243
Deferred revenue	223	260
Long-term assets	149	125
Bad debt provision	6	7
Accrued payroll	16	23
Other accrued expenses	19	19
Share-based compensation	17	23
Others	1	0
Valuation allowance	(107)	(152)

Total deferred tax assets	505	548

Deferred tax liabilities:
Favorable lease, building and land use rights-fair value adjustment	447	449
Others	28	42

Total deferred tax liabilities	475	491

For the years ended December 31, 2018 and 2019, valuation allowance of RMB36 and RMB79 were provided, respectively, nil
and
nil
were added due to acquisition, respectively, RMB
43
and RMB24 were reversed, respectively, and RMB9 and RMB10 were written off, respectively. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law.
As of December 31, 2019, the
Group’s PRC subsidiaries had tax loss carryforwards

of RMB
965
, which will expire between
2020
and
2024
if not used.
The Group determines whether or not a tax position is
“more-likely-than-not”
of being sustained upon audit based solely on the technical merits of the position. At December 31, 2018 and 2019, the Group had recorded liabilities for uncertain tax benefit of approximately RMB14 and RMB18 associated with the interests on intercompany loans, respectively.
No
interest or penalty expense was recorded for the years ended December 31, 2017, 2018 and 2019. The Group does not anticipate any significant changes to its liability for unrecognized tax benefits within the next 12 months.

	Years Ended December 31,
	2017	2018	2019
Balance at January 1	20	26	14
Addition for tax positions	6	(12)	4

Balance at December 31	26	14	18

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. If there is a favorable tax treaty between mainland China and the jurisdiction of the foreign holding company, the income tax rate may be reduced. For example, holding companies in Hong Kong that are also tax residents in Hong Kong are eligible for a 5% withholding tax on dividends under the Tax Memorandum between China and the Hong Kong Special Administrative Region if the holding company is the beneficial owner of the dividends. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. In 2018, the Group revised its dividend policy to maintain a moderate dividend distribution every
year
with the range of 0.5% to 2.0% of its market capitalization
from current year net income starting from 2018.
The Group’s board of directors has complete discretion in deciding whether to distribute dividends and the dividend amounts within the approved range.
In 2019,

the Group paid dividends from mainland China subsidiaries to Hong Kong subsidiaries amounted to about RMB1,467 to facilitate these dividends to investors. In 2018 and 2019, PRC dividend withholding tax of

RMB
34
and
RMB
73
was accrued. As of December
31
,
2019
, the accrued PRC dividend withholding tax liability ending balance was RMB
18
. Other than these dividends distributions, the Group intends to indefinitely reinvest the remaining undistributed earnings of the Group’s PRC subsidiaries, and therefore, no
additional provision for PRC dividend withholding tax was accrued.
According to the PRC Tax Administration and Collection Law, the statute of limitations is three years
 if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years
 under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB0.1 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years
. There is no statute of limitations in the case of tax evasion. The Group’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2015 through 2019 on non-transfer
pricing matters, and from 2010 through 2019 on transfer pricing matters.